Lease financing (Tables)	12 Months Ended
Dec. 31, 2021
Lease Financing
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
December 31, 2022	$50,434
December 31, 2023	48,843
December 31, 2024	46,798
December 31, 2025	75,842
December 31, 2026	110,434
December 31, 2027 and thereafter	125,440
Total bareboat lease minimum payments	$457,791
Unamortized lease issuance costs	(5,318)
Total bareboat lease minimum payments, net	$452,473
Lease financing short term	50,434
Lease financing long term, net of unamortized lease issuance costs	402,039